CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 2:-	CASH AND CASH EQUIVALENTS

	June 30,	December 31,
	2020	2019
	Unaudited

Denominated in U.S. dollars	1,263	1,034
Denominated in NIS	1,583	129
Denominated in Euro	561	465

	3,407	1,628